Unaudited Interim Condensed Consolidated Statement of Profit or Loss and other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 1,804,765	$ 543,431
Cost of sales	(802,151)	(227,074)
Government grants	45,977	72,980
Foreign exchange losses	136,518	906,343
Interest received	123,388	196,555
Net gain on fair value movement of warrants	1,292,371	146,661
Total other income	1,598,254	1,322,539
Expenses
Selling and marketing expenses	(924,449)	(935,840)
Research and development	(1,047,126)	(1,008,289)
General and administration expenses	(1,127,117)	(1,058,180)
Finance costs	(1,099,051)	(16,971)
Loss before income tax expense	(1,596,875)	(1,380,384)
Income tax expense	(57,000)	(70,833)
Loss after income tax expense for the half-year attributable to the owners of Mobilicom Limited	(1,653,875)	(1,451,217)
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit plans	3,098	4,615
Foreign currency translation		(260,307)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(173,688)	(657,192)
Other comprehensive loss for the half-year, net of tax	(170,590)	(912,884)
Total comprehensive loss for the half-year attributable to the owners of Mobilicom Limited	$ (1,824,465)	$ (2,364,101)
Basic earnings/(losses) per share (in Dollars per share)	$ (0.0011)	$ (0.0011)
Diluted earnings /(losses) per share (in Dollars per share)	$ (0.0011)	$ (0.0011)

[1]	Restated throughout for presentation in US Dollars. See note 1 to the unaudited interim condensed consolidated financial statements for further details.